Impairment of Non-financial Assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
E2 Platform [Member] | Platform [Member] | Commercial Aviation [member]
Statement [Line Items]
Description of useful life, property, plant and equipment	Estimated aircraft deliveries during the useful life of platform up to 2045 and keeping current market share
E2 Platform [Member] | Platform [Member] | Bottom of range [member] | Commercial Aviation [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 210
E2 Platform [Member] | Platform [Member] | Top of range [member] | Commercial Aviation [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	329
E2 Platform [Member] | Increase of 100 bps [Member] | Bottom of range [member] | Commercial Aviation [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	234
E2 Platform [Member] | Increase of 100 bps [Member] | Top of range [member] | Commercial Aviation [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	329
E2 Platform [Member] | Reduction In Foreign Exchange Rate [Member] | Commercial Aviation [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 108
E1 Cargo [Member] | Platform [Member] | Service [member]
Statement [Line Items]
Description of useful life, property, plant and equipment	Estimated aircraft deliveries during the useful life of platform up to 2033 and keeping current market share
Increase Decrease In Impairment Loss	$ 2
E1 Cargo [Member] | Increase of 100 bps [Member] | Bottom of range [member] | Service [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	4
E1 Cargo [Member] | Increase of 100 bps [Member] | Top of range [member] | Service [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	7
E1 Cargo [Member] | Reduction In Foreign Exchange Rate [Member] | Bottom of range [member] | Service [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	2
E1 Cargo [Member] | Reduction In Foreign Exchange Rate [Member] | Top of range [member] | Service [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 7